COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Disclosure of commitments and contingencies [abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 27 – COMMITMENTS AND CONTINGENCIES

27.1 Capital expenses commitments

As of December 31, 2025 and 2024 Grupo Aval and its Subsidiaries had contractual disbursement commitments of capital expenditures, for tangible assets for Ps. 76,985 and Ps. 31,225 respectively; and for intangible assets for Ps. 54,407 and Ps. 79,105 respectively.

27.2 Contingencies

As of December 31, 2025, and 2024, Grupo Aval and its Subsidiaries attended administrative and legal proceedings as defendants; whose expected resolution time is uncertain due to the fact that each process is at different stages. The claims of proceedings were assessed based on analyses and opinions of experience lawyers for Ps. 696,024 and Ps. 915,155 respectively in the following legal contingencies were determined:

27.2.1 Labor Proceedings

As of December 31, 2025, and 2024, the labor complaints amounted to Ps. 161,337 and Ps. 136,692 respectively. Historically, many of these proceedings have been resolved in favor of Grupo Aval and its Subsidiaries.

27.2.2 Civil Proceedings

As of December 31, 2025, and 2024, the result of the assessment of claims for civil suits, amounted to Ps. 253,108 and

Ps. 316,314 respectively.

27.2.3 Administrative, Tax Proceedings and Other Proceedings

Claims derived from administrative and judicial processes include those of fiscal responsibility over concession contracts, tax proceedings different that income tax and others. The tax proceedings filed by national and local tax authorities, and these authorities may establish, in some cases, sanctions in which Grupo Aval and its subsidiaries may incur as a result of: (i) the performance of their duty as a withholder or collector of national and local taxes, and/or (ii) the obligation to pay a higher tax amount in their condition of taxpayers. As of December 31, 2025, the outstanding balances recognized for these claims amounted to Ps.281,579 As of December 31, 2024, these amounted to Ps. 462,149.